SEGMENTS, GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Schedule of financial information with respect to single operating segment) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		$ 4,778	$ 3,541
Financial income, net		(3,191)	(2,315)
Taxes on income		12	14
Net loss		(14,675)	(14,523)
Single Operating Segment [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		4,778	3,541
Preclinical R&D expenses		7,858	6,659
Clinical R&D expenses		8,824	6,982
SG&A		5,438	4,851
Financial income, net		(3,189)	(2,314)
Taxes on income		12	14
Other segment expenses	[1]	510	1,872
Net loss		$ (14,675)	$ (14,523)

[1]	Other segment expense (income) during the six months ended June 30, 2025 and 2024 includes property and equipment depreciation, GS-0321 asset of set-up activities, share-based compensation and other adjustments.